CREDIT FACILITY (Details)	12 Months Ended
Dec. 31, 2022
Credit facility | Secured Overnight Financing Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Applicable margin (as a percent)	2.75%
Credit facility | Secured Overnight Financing Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Applicable margin (as a percent)	3.75%
Revolving facility | Minimum
Disclosure of detailed information about borrowings [line items]
Standby fee (as a percent)	0.6875%
Revolving facility | Maximum
Disclosure of detailed information about borrowings [line items]
Standby fee (as a percent)	0.9375%